Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Allowances for doubtful accounts		¥ 6,892	¥ 6,892
Equity interest		1.00%
Management fees investment		2.00%
Contract liability			421
Revenue recognized included in the contract liabilities			421
Uncertain tax positions, description		The tax returns of the Group’s PRC subsidiaries and VIEs are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is ten years.
Uncertain tax positions		¥ 2,800		¥ 600
VAT percentage of the gross sales		6.00%
VAT percentage		6.00%
ROU assets	¥ 25,900
Lease liabilities	¥ 25,600
Foreign currency translation and change in reporting currency, description		US$1.00 = RMB6.4566